Variable interest entities (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Consolidated VIEs CNY	Dec. 31, 2013 Consolidated VIEs CNY	Dec. 31, 2012 Consolidated VIEs CNY
Financial Statement balances
Current assets	$ 663,768,606	4,118,418,693	3,412,485,450		2,503,516,805	1,956,233,219
Non-current Assets					1,216,314,983	933,328,152
Total assets					3,719,831,788	2,889,561,371
Current liabilities	355,336,246	2,204,719,266	1,781,957,810		2,052,126,255	1,364,036,110
Non-current Liabilities					36,834,059	21,797,495
Total liabilities					2,088,960,314	1,385,833,605
Total revenues	619,415,177	3,843,223,404	3,052,662,993	2,770,586,055	3,067,154,484	2,191,261,151	1,946,345,171
Net income	75,974,299	471,390,134	542,413,633	540,650,188	227,335,582	106,301,882	270,187,228
Net cash provided by operating activities	148,816,841	923,348,952	1,032,878,949	739,488,850	300,193,924	322,824,505	214,053,830
Net cash used in investing activities	(210,705,138)	(1,307,341,098)	10,334,364	(1,712,162,624)	(168,347,322)	(440,288,638)	(653,241,422)
Net cash (used in) / provided by financing activities	19,483,644	120,888,216	(618,448,770)	(375,243,729)	65,491,394	272,077,345	(191,123,213)
Net (decrease) / increase in cash and cash equivalents	(44,858,821)	(278,331,042)	412,524,646	(1,350,580,848)	197,337,996	154,613,212	(630,310,805)
Cash and cash equivalents, beginning of the period	195,364,293	1,212,157,293	799,632,647	2,150,213,495	324,657,329	170,044,117	800,354,922
Cash and cash equivalents, end of the period	$ 150,505,472	933,826,251	1,212,157,293	799,632,647	521,995,325	324,657,329	170,044,117